Accumulated Other Comprehensive Income (Loss) (Reclassification of Significant Items out of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	¥ (743,395)	¥ 493,309
Equity in earnings of equity method investees—net	(214,835)	(186,906)
Interest income on Loans, including fees	(2,011,363)	(1,201,227)
Other non-interest income	(86,876)	(38,856)
Other non-interest expenses	(202,385)	(156,407)
Total before tax	(284,322)	1,291,685
Income tax expense (benefit)	15,864	(340,290)
Net of tax	(268,458)	951,395
Amount reclassified out of Accumulated OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(63,519)	276,752
Income tax expense (benefit)	17,355	(82,443)
Net of tax	(46,164)	194,309
Amount reclassified out of Accumulated OCI | Net gains on sales and redemptions of Available-for-sale debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	(52,655)	(9,738)
Amount reclassified out of Accumulated OCI | Impairment losses on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	2	299,281
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment securities gains (losses)—net	688	6,521
Total before tax	(51,965)	296,064
Income tax expense (benefit)	14,020	(88,081)
Net of tax	(37,945)	207,983
Amount reclassified out of Accumulated OCI | Net debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity in earnings of equity method investees—net	302	89
Total before tax	302	89
Income tax expense (benefit)	(92)	(27)
Net of tax	210	62
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(3,013)	(6,701)
Income tax expense (benefit)	598	1,662
Net of tax	(2,415)	(5,039)
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on derivatives qualifying for cash flow hedges | Interest rate contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income on Loans, including fees	0	(5,173)
Amount reclassified out of Accumulated OCI | Net unrealized losses (gains) on derivatives qualifying for cash flow hedges | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense on Long-term debt or Foreign exchange losses—net	(3,013)	(1,528)
Amount reclassified out of Accumulated OCI | Net actuarial loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	2,346	4,165
Amount reclassified out of Accumulated OCI | Prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(1,616)	(2,469)
Amount reclassified out of Accumulated OCI | Gain on settlements and curtailment, and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest expenses	(5,342)	(2,139)
Amount reclassified out of Accumulated OCI | Defined benefit plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(4,612)	(443)
Income tax expense (benefit)	1,533	250
Net of tax	(3,079)	(193)
Amount reclassified out of Accumulated OCI | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-interest income	(4,231)	(12,257)
Total before tax	(4,231)	(12,257)
Income tax expense (benefit)	1,296	3,753
Net of tax	¥ (2,935)	¥ (8,504)